                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calender Year or Quarter Ended: 09/30/05

Check here if Amendment            [X];   Amendment Number: 1

This Amendment (Check only one.):  [X]    is a restatement
                                   [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shell Overseas Contributory Pension Fund
Address: Shell House, Ferry Reach
         St. George's GE 02
         Bermuda

Form 13F File Number: 028-11536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Geralda Flap         Warishna Baldew
Title: Head of operations   Settlements officer
Phone: 31 70 3199 295       31 70 3199 334

Explanation:
This is a restatement to the previous 13F filing of Q3 2005 (file no 028-11536, accession no 0001156973-05-001597).
That filing was made in error, as Shell Overseas Contributory Pension Fund is not a reporting manager. Please disregard that filing.

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).